DEBT - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)
Debt Instrument [Line Items]
Debt annual interest rate	3.85%	3.85%
Proceeds from borrowings	¥ 25,527	$ 3,750